Label	Element	Value
Baird MidCap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, Robert W. Baird & Co. Incorporated (the “Advisor”) emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•Durable Profitability. Companies with advantaged competitive positions have greater potential to generate attractive and increasing margins, and high returns.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing power and an effective strategy can support top-line prospects, and superior earnings growth.

•Favorable Industry dynamics. The Advisor leverages their intellectual capital by identifying favorable end market demand, making investment across sectors.
•Strong Management. A critical element of a high-quality company. The Advisor seeks governance practices promoting integrity, accountability, and shareholder alignment. Growth, profitability, and balance sheet strength provide insight into effective management.

•Market Expectations. Important in assessing risk/return opportunities and portfolio capital allocation. Strengthening fundamental trends can expand valuation potential.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•Typically holding the securities of fewer than 60 companies with exposure to at least 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.
The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell Midcap® Growth Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell Midcap® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell Midcap® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2nd quarter 2020	29.44%
Worst quarter:	1st quarter 2020	-19.30%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird MidCap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird MidCap Growth Fund | Stock Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird MidCap Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird MidCap Growth Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird MidCap Growth Fund | Mid-Capitalization Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mid-Capitalization Risks
Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.
Baird MidCap Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird MidCap Growth Fund | Common Stock Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird MidCap Growth Fund | Economic Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Baird MidCap Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and
ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird MidCap Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Baird MidCap Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird MidCap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Baird MidCap Growth Fund | Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.10%
5 Years	rr_AverageAnnualReturnYear05	11.47%
10 Years	rr_AverageAnnualReturnYear10	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Baird MidCap Growth Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMDSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
5 Years	rr_AverageAnnualReturnYear05	7.02%
10 Years	rr_AverageAnnualReturnYear10	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Baird MidCap Growth Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMDIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2015	rr_AnnualReturn2015	(3.59%)
Annual Return 2016	rr_AnnualReturn2016	5.40%
Annual Return 2017	rr_AnnualReturn2017	26.88%
Annual Return 2018	rr_AnnualReturn2018	(1.61%)
Annual Return 2019	rr_AnnualReturn2019	36.31%
Annual Return 2020	rr_AnnualReturn2020	34.81%
Annual Return 2021	rr_AnnualReturn2021	22.51%
Annual Return 2022	rr_AnnualReturn2022	(27.64%)
Annual Return 2023	rr_AnnualReturn2023	20.17%
Annual Return 2024	rr_AnnualReturn2024	(0.90%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	9.43%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Baird MidCap Growth Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	8.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Baird MidCap Growth Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Baird Small/Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Small/Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Small/Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign small- and mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines small- and mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 2500® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.
The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•Durable Profitability. Companies with advantaged competitive positions have greater potential to generate attractive and increasing margins, and high returns.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing power and an effective strategy can support top-line prospects, and superior earnings growth.

•Favorable Industry dynamics. The Advisor leverages their intellectual capital by identifying favorable end market demand, making investment across sectors.

•Strong Management. A critical element of a high-quality company. The Advisor seeks governance practices promoting integrity, accountability, and shareholder alignment. Growth, profitability, and balance sheet strength provide insight into effective management.

•Market Expectations. Important in assessing risk/return opportunities and portfolio capital allocation. Strengthening fundamental trends can expand valuation potential.

The Advisor believes an analysis of these PRIME factors yields insights into the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•Typically holding the securities of fewer than 70 companies with exposure to approximately 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.
The Advisor may sell a security when the price meets or exceeds the Advisor’s targeted valuation or price range for the security, when a significant change occurs that adversely affects the Advisor’s premise or reasons for investing in the security or when the company experiences a fundamental deterioration in its business, financial condition or results, or growth prospects.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign small- and mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines small- and mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 2500® Growth Index at the time of investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Russell 2500® Growth Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Russell 2500® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Russell 2500® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2nd quarter 2020	33.43%
Worst quarter:	1st quarter 2020	-18.52%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.52%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Baird Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Small/Mid Cap Growth Fund | Stock Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Small/Mid Cap Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird Small/Mid Cap Growth Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Small/Mid Cap Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Small/Mid Cap Growth Fund | Common Stock Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Small/Mid Cap Growth Fund | Small- And Mid-Capitalization Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Risks
Small- and mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of small- and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of small- and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, small- and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. Small- and mid-size companies in which the Fund may invest may be in the early stages of development and may not yet be profitable. These risks may be more pronounced for small-capitalization companies than for mid-capitalization companies.
Baird Small/Mid Cap Growth Fund | Economic Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Baird Small/Mid Cap Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Small/Mid Cap Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Baird Small/Mid Cap Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Small/Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	14.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2018
Baird Small/Mid Cap Growth Fund | Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2018
Baird Small/Mid Cap Growth Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSGSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,425
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.56%
5 Years	rr_AverageAnnualReturnYear05	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2018
Baird Small/Mid Cap Growth Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSGIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,136
Annual Return 2019	rr_AnnualReturn2019	36.98%
Annual Return 2020	rr_AnnualReturn2020	44.57%
Annual Return 2021	rr_AnnualReturn2021	18.42%
Annual Return 2022	rr_AnnualReturn2022	(27.14%)
Annual Return 2023	rr_AnnualReturn2023	10.88%
Annual Return 2024	rr_AnnualReturn2024	7.88%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.88%
5 Years	rr_AverageAnnualReturnYear05	8.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2018
Baird Small/Mid Cap Growth Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.88%
5 Years	rr_AverageAnnualReturnYear05	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Baird Small/Mid Cap Growth Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Baird Equity Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Equity Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Equity Opportunity Fund (the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. However, the Fund will not borrow for investment purposes.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities of foreign companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) or other depositary shares or receipts, rights, warrants, exchange-traded funds (“ETFs”), and options whose reference asset is an equity security or equity securities index. In addition to equity ETFs, the Fund may also invest in ETFs generally. The Fund may also purchase and sell (or write) options to hedge its portfolio or enhance returns.

The Fund will normally hold a limited number (typically 25 to 50) of companies. However, the Fund may hold fewer or more companies from time to time and invest in companies with larger market capitalizations when Greenhouse Funds LLLP (the “Subadvisor”), the Fund’s sub-advisor, believes doing so will help efforts to achieve the Fund’s investment objective. The Fund will hold a mix of both value and growth stocks as part of the Subadvisor’s opportunistic approach to investing.
The Fund is “non-diversified,” meaning that it may invest a greater percentage of its total assets in a smaller number of companies than a diversified mutual fund. Given the Subadvisor’s opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings of the Russell 2000® Index (the Fund’s benchmark index), based on the Subadvisor’s judgment of the sectors’ relative attractiveness and its individual securities selection. The Fund may have little or no exposure to certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

In selecting investments for the Fund, the Subadvisor employs bottom-up research and fundamental analyses with a focus on companies that the Subadvisor believes possess a favorable risk/return profile. The Subadvisor seeks attractive opportunities for the Fund by evaluating industry dynamics and competitive forces as well as a company’s business model, earnings quality, profitability, cash flows, management acumen and demonstrated capital stewardship. Extensive financial modeling and valuation assessments are then used to calculate the expected risk and return, after which the Subadvisor exercises its experience and judgment to determine timing and position sizing.

The Subadvisor seeks companies with the following key attributes:

•Large addressable market with a well-structured competitive landscape;
•Attractive business model with a sustainable competitive advantage;
•Stable or expanding profit margins and return on capital;
•Positive and growing free cash flow;
•Disciplined management team practicing intelligent capital deployment; and
•The presence or prediction of meaningful change including business model, product set, management, capital allocation strategy and valuation.

The Subadvisor considers the following factors, among others, in deciding to sell positions: when the price objective has been reached with no change to underlying fundamentals, when a significant negative event changes the Subadvisor’s view of the company’s prospects, when target catalysts are realized or when an investment loses its attractiveness relative to other potential opportunities. The Subadvisor will also trim or sell securities to manage the Fund’s risk related to position sizing.

Although the Subadvisor’s target investment horizon is generally measured in years, the Subadvisor may from time to time engage in short-term trading for the Fund to take advantage of potential opportunities, which may increase portfolio turnover.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. However, the Fund will not borrow for investment purposes.The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities of foreign companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell 2000® Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. As of December 12, 2021, the Subadvisor became the Fund’s sub-advisor, the Fund’s name changed to the Baird Equity Opportunity Fund, and the Fund became classified as non-diversified for purposes of the Investment Company Act of 1940. Prior to December 12, 2021, the Fund was known as the Baird SmallCap Value Fund and was managed by the Advisor without the use of a sub-advisor and with a different investment strategy. The performance results shown in the bar chart and table below for periods prior to December 12, 2021 reflect periods during which the Fund was managed by the Advisor prior to the retention of the Subadvisor and when the Fund was managed as a diversified portfolio for purposes of the Investment Company Act of 1940. The performance record for periods prior to December 12, 2021 does not illustrate the performance of the Subadvisor or the Fund’s investment strategy in effect as of the date of this prospectus. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1‑866-442-2473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell 2000® Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell 2000® Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2020	27.62%
Worst quarter:	1st quarter 2020	-27.11%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Baird Equity Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Equity Opportunity Fund | Stock Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Equity Opportunity Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Management Risks
The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Equity Opportunity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversified Fund Risks
As a non-diversified fund, the Fund may invest a larger percentage of its total assets in a smaller number of companies compared to a diversified fund. As a result, a decline in value of one or a few securities held by the Fund will more adversely impact the Fund’s performance than if the Fund’s total assets were more evenly invested in a larger number of companies. The Fund’s share price can be expected to fluctuate more than that of a similar fund that is diversified.

Baird Equity Opportunity Fund | Equity Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Equity Opportunity Fund | Common Stock Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Equity Opportunity Fund | Smaller Market Capitalization Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Smaller Market Capitalization Risks
Stocks of companies with small- and medium-market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Baird Equity Opportunity Fund | Economic Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Baird Equity Opportunity Fund | Options Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Options Risks
The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

Baird Equity Opportunity Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Portfolio Turnover Risks
The Fund may from time to time buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various economic sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Baird Equity Opportunity Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Equity Opportunity Fund | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.
Baird Equity Opportunity Fund | Small Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small Fund Risk There can be no assurance that the Fund will grow to or maintain an economically viable size.
Baird Equity Opportunity Fund | Shareholder Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Shareholder Concentration Risk
A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Advisor and Subadvisor. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.
Baird Equity Opportunity Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
Baird Equity Opportunity Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Equity Opportunity Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Equity Opportunity Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	13.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird Equity Opportunity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird Equity Opportunity Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSVSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,023
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,268
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.72%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird Equity Opportunity Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSVIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	498
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,001
Annual Return 2015	rr_AnnualReturn2015	(5.11%)
Annual Return 2016	rr_AnnualReturn2016	15.11%
Annual Return 2017	rr_AnnualReturn2017	18.05%
Annual Return 2018	rr_AnnualReturn2018	(16.45%)
Annual Return 2019	rr_AnnualReturn2019	18.40%
Annual Return 2020	rr_AnnualReturn2020	2.85%
Annual Return 2021	rr_AnnualReturn2021	19.40%
Annual Return 2022	rr_AnnualReturn2022	(11.56%)
Annual Return 2023	rr_AnnualReturn2023	13.75%
Annual Return 2024	rr_AnnualReturn2024	24.01%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.01%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird Equity Opportunity Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.67%
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Baird Equity Opportunity Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Baird Chautauqua International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Chautauqua International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Chautauqua International Growth Fund (the “Fund”) is to provide long‑term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three countries other than the U.S. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold the securities of a limited number (generally 25 to 35) of companies. While the Fund may invest in U.S. companies as a part of its investment strategy, the Fund may invest up to 100% of its total assets in non-U.S. companies and may at times have little or no investment in U.S. companies.
In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs as part of the Fund’s investments in equity securities. In addition, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.
The Advisor will typically sell or reduce a position to mitigate a specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high relative to changes in the company’s fundamentals, or when operational performance does not meet the Advisor’s expectations.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three countries other than the U.S. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold the securities of a limited number (generally 25 to 35) of companies. While the Fund may invest in U.S. companies as a part of its investment strategy, the Fund may invest up to 100% of its total assets in non-U.S. companies and may at times have little or no investment in U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI ex USA Index, the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI ex USA Index, the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2nd quarter 2020	25.57%
Worst quarter:	4th quarter 2018	-16.88%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.88%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Baird Chautauqua International Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Chautauqua International Growth Fund | Stock Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Chautauqua International Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird Chautauqua International Growth Fund | Limited Holdings Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Limited Holdings Risks Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.
Baird Chautauqua International Growth Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Chautauqua International Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Chautauqua International Growth Fund | Common Stock Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Chautauqua International Growth Fund | Currency Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.
Baird Chautauqua International Growth Fund | Medium And Large Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Medium and Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.
Baird Chautauqua International Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Chautauqua International Growth Fund | Emerging Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Baird Chautauqua International Growth Fund | Region, Country, Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Baird Chautauqua International Growth Fund | Region, Country, Sector Risks, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Baird Chautauqua International Growth Fund | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.
Baird Chautauqua International Growth Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
Baird Chautauqua International Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Chautauqua International Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Chautauqua International Growth Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Baird Chautauqua International Growth Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCWSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,325
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Baird Chautauqua International Growth Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCWIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,033
Annual Return 2017	rr_AnnualReturn2017	36.11%
Annual Return 2018	rr_AnnualReturn2018	(16.94%)
Annual Return 2019	rr_AnnualReturn2019	26.72%
Annual Return 2020	rr_AnnualReturn2020	39.84%
Annual Return 2021	rr_AnnualReturn2021	6.90%
Annual Return 2022	rr_AnnualReturn2022	(17.84%)
Annual Return 2023	rr_AnnualReturn2023	12.41%
Annual Return 2024	rr_AnnualReturn2024	11.59%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	9.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Baird Chautauqua International Growth Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	8.98%
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
Baird Chautauqua International Growth Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.14%
5 Years	rr_AverageAnnualReturnYear05	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Baird Chautauqua Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Chautauqua Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Chautauqua Global Growth Fund (the “Fund”) is to provide long‑term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three different countries, including the United States. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold a limited number (generally 35 to 45) of companies.

In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs as part of the Fund’s investments in equity securities. In addition, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.
The Advisor will typically sell or reduce a position to mitigate a specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high relative to the changes in the company’s fundamentals, or when operational performance does not meet the Advisor’s expectations.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three different countries, including the United States. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold a limited number (generally 35 to 45) of companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI Index, the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI Index, the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2nd quarter 2020	24.11%
Worst quarter:	4th quarter 2018	-18.81%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Baird Chautauqua Global Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Chautauqua Global Growth Fund | Stock Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Chautauqua Global Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird Chautauqua Global Growth Fund | Limited Holdings Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Limited Holdings Risks Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.
Baird Chautauqua Global Growth Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Chautauqua Global Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Chautauqua Global Growth Fund | Common Stock Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Chautauqua Global Growth Fund | Currency Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.
Baird Chautauqua Global Growth Fund | Medium To Large Capitalization Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Medium to Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium capitalization and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.
Baird Chautauqua Global Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Chautauqua Global Growth Fund | Emerging Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Baird Chautauqua Global Growth Fund | Region, Country, Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Baird Chautauqua Global Growth Fund | Region, Country, Sector Risks, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Baird Chautauqua Global Growth Fund | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.
Baird Chautauqua Global Growth Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
Baird Chautauqua Global Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the
Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Chautauqua Global Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Chautauqua Global Growth Fund | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	10.06%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Baird Chautauqua Global Growth Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCGSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,346
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	10.76%
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Baird Chautauqua Global Growth Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCGIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,055
Annual Return 2017	rr_AnnualReturn2017	37.75%
Annual Return 2018	rr_AnnualReturn2018	(14.70%)
Annual Return 2019	rr_AnnualReturn2019	30.14%
Annual Return 2020	rr_AnnualReturn2020	37.97%
Annual Return 2021	rr_AnnualReturn2021	12.93%
Annual Return 2022	rr_AnnualReturn2022	(20.11%)
Annual Return 2023	rr_AnnualReturn2023	16.34%
Annual Return 2024	rr_AnnualReturn2024	16.32%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.32%
5 Years	rr_AverageAnnualReturnYear05	10.99%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Baird Chautauqua Global Growth Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.96%
5 Years	rr_AverageAnnualReturnYear05	10.90%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Baird Chautauqua Global Growth Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	8.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%

[1]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.10% of average daily net assets for the Investor Class shares and 0.85% of average daily net assets for the Institutional Class shares. The Advisor’s expense reimbursement agreement includes fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred, provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.
[2]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.25% and 1.50% of average daily net assets for the Institutional Class and Investor Class shares, respectively. The Advisor’s expense reimbursement agreement includes the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The agreement will continue in effect through at least April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors. The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed under the agreement.
[3]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.05% of average daily net assets for the Investor Class shares and 0.80% of average daily net assets for the Institutional Class shares. The Advisor’s expense reimbursement agreement includes the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.
[4]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.05% of average daily net assets for the Investor Class shares and 0.80% of average daily net assets for the Institutional Class shares. The Advisor’s expense reimbursement agreement includes the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred; provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.